Financial assets - Current - Narrative (Details) € in Millions, $ in Millions	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Jun. 30, 2025 USD ($)
Disclosure of financial assets [line items]
Financial assets	$ 1,600	$ 949	€ 50	$ 949
Euro
Disclosure of financial assets [line items]
Financial assets		$ 59